Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 91	$ 93
Property and equipment	5,111	5,174
Government grants receivables, non-current	89
Tax receivables, non-current	245
Leasehold deposits, non-current	165	191
Total non-current assets	5,701	5,458
Current assets
Prepayments and other receivables	2,581	1,138
Deferred offering costs	10
Government grants receivables, current	561	563
Tax receivables, current	821	838
Cash and cash equivalents	31,409	32,166
Total current assets	35,382	34,705
TOTAL ASSETS	41,083	40,163
EQUITY AND LIABILITIES
Share capital	3,755	3,755
Other reserves	78,512	79,114
Accumulated deficit	(55,878)	(50,432)
Total equity	26,389	32,437
Non-current liabilities
Lease liabilities, non-current	2,138	2,206
Borrowings, non-current	7,719	1,044
Provisions	150	153
Total non-current liabilities	10,007	3,403
Current liabilities
Lease liabilities, current	311	314
Warrant liability	1,021
Borrowings, current	125	126
Trade payables	2,486	2,848
Other payables	744	1,035
Total current liabilities	4,687	4,323
Total liabilities	14,694	7,726
TOTAL EQUITY AND LIABILITIES	$ 41,083	$ 40,163